UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE

           68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/12

Item 1.  Reports to Stockholders.  [Insert annual or semi-annual report.]

The Guardian Fund

Semi-Annual Report

March 31, 2012

www.lacerteguardianfund.com

Investor Information: 1-877-738-9888

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Guardian Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

The Guardian Fund

PORTFOLIO REVIEW

March 31, 2012 (Unaudited)

The Fund’s performance figures for the period ending March 31, 2012, compared to its benchmark:

					Inception* –	Inception** –
	Six Months	One Year	Three Year	Five Year	March 31, 2012	March 31, 2012
Lacerte Guardian Fund – Class A	10.18%	-0.09%	N/A	N/A	5.80%	N/A
Lacerte Guardian Fund – Class A with load	5.25%	-4.60%	N/A	N/A	3.04%	N/A
Lacerte Guardian Fund – Class I***	10.29%	0.09%	5.27%	2.10%	N/A	3.44%
S&P 500 Total Return Index	25.89%	8.54%	23.42%	2.01%	22.66%	2.20%

Effective February 1, 2012 the Lacerte Guardian Fund changed its’ name to The Guardian Fund.

* Inception date is July 2, 2010.

** Inception date is February 28, 2007.

*** Reflects the actual fees and expenses that were charged when the Fund was a Partnership with the exception of performance fees. The predecessor partnership’s performance is only for the periods before the Fund’s registration statement was effective, which was October 1, 2009. Prior to October 1, 2009, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to the requirements of the Internal Revenue Code relating to regulated investment companies, which, if it were, might have adversely affected its performance.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.50%.  The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  For performance information current to the most recent month-end, please call 1-877-738-9888.

     The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Common Stock	14.28%
Exchange Traded Funds	83.62%
Purchased Put Options	1.07%
Short-Term Investments	3.77%
Written Call Options	-0.18%
Liabilities less Other Assets	-2.56%
100.00%

The Guardian Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares/Contracts		Value

	COMMON STOCK - 14.28%
	CHEMICALS - 3.86%
1,300	CF Industries Holdings, Inc. * >	$ 237,445

	MINING - 3.46%
5,600	Freeport-McMoran Copper & Gold, Inc. * >	213,024

	OIL & GAS - 3.48%
2,500	Continental Resources, Inc. * >	214,550

	OIL & GAS SERVICES - 3.48%
2,700	National-Oilwell, Varco, Inc. * >	214,569

	TOTAL COMMON STOCK ( Cost - $885,767)	879,588

	EXCHANGE TRADED FUNDS - 83.62%
	EQUITY FUND - 83.62%
36,600	SPDR S&P 500 ETF Trust ( Cost - $4,840,185)	5,150,352

	PURCHASED PUT OPTIONS - 1.07%
13	CF Industries Holdings, Inc.
	Expiration April 2012, Exercise Price $165.00 ^	1,430
25	Continental Resources, Inc.
	Expiration May 2012, Exercise Price $80.00 ^	6,750
56	Freeport-McMoran Copper & Gold, Inc.
	Expiration April 2012, Exercise Price $36.00 ^	3,920
27	National-Oilwell, Varco, Inc.
	Expiration May 2012, Exercise Price $77.50 ^	7,560
366	SPDR S&P 500 ETF Trust
	Expiration May 2012, Exercise Price $135.00 ^	46,482
	TOTAL PURCHASED PUT OPTIONS ( Cost - $83,877)	66,142

	SHORT-TERM INVESTMENTS - 3.77%
	MONEY MARKET FUND - 3.77%
232,133	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.22% +	232,133
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $232,133)	232,133

	TOTAL INVESTMENTS - 102.74% ( Cost - $6,041,962) (a)	$ 6,328,215
	CALL OPTIONS WRITTEN - (0.18) %	(11,045)
	LIABILITIES LESS OTHER ASSETS - (2.56) %	(157,457)
	NET ASSETS - 100.00%	$ 6,159,713

The Guardian Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Contracts		Value
	CALL OPTIONS WRITTEN - (0.18) % **
13	CF Industries Holdings, Inc.
	Expiration April 2012, Exercise Price $195.00 ^	$ 2,535
25	Continental Resources, Inc.
	Expiration May 2012, Exercise Price $95.00 ^	4,550
56	Freeport-McMoran Copper & Gold, Inc.
	Expiration April 2012, Exercise Price $41.00 ^	2,016
27	National-Oilwell, Varco, Inc.
	Expiration May 2012, Exercise Price $77.50 ^	1,944
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $18,911) (a)	$ 11,045
__________
* Subject to written call option.
> Security is pledged as collateral for options written.
^ Non-income producing.
+ Money Market Fund; interest rate reflects seven-day effective yield on March 31, 2012.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 319,010
	Unrealized depreciation	(24,891)
	Net unrealized appreciation	$ 294,119

The accompanying notes are an integral part of these financial statements.

The Guardian Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited)

Assets:
Investments in Securities at Value (Identified cost $6,041,962)	$ 6,328,215
Dividends and Interest Receivable	25,761
Total Assets	6,353,976

Liabilities:
Due to Broker	141,610
Call Options Written, at Value (Premiums $18,911)	11,045
Accrued Advisory Fees	2,186
Payable to Other Affiliates	22,591
Accrued Distribution Fees	228
Other Accrued Expenses	16,603
Total Liabilities	194,263

Net Assets	$ 6,159,713

Net Asset Value Per Share:
Class I Shares:
Net Assets	$ 5,191,275
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	362,481
Net Asset Value (Net Assets/Shares Outstanding), Offering Price
and Redemption Price Per Share*	$ 14.32
Class A Shares:
Net Assets	$ 968,438
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	67,929
Net Asset Value (Net Assets/Shares Outstanding) and
Redemption Price Per Share*	$ 14.26
Maximum Offering Price Per Share (Maximum Sales Charge of 4.50%)	$ 14.93

Composition of Net Assets:
At March 31, 2012, Net Assets consisted of:
Paid-in-Capital	$ 6,506,155
Accumulated Net Investment Loss	(53,463)
Accumulated Net Realized Loss from Security Transactions	(587,098)
Net Unrealized Appreciation (Depreciation) on:
Investments	303,988
Purchased Options	(17,735)
Written Options	7,866
Net Assets	$ 6,159,713
___________
* The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

The Guardian Fund
STATEMENT OF OPERATIONS
March 31, 2012 (Unaudited)

Investment Income:
Dividend Income	$ 68,079
Interest Income	218
Total Investment Income	68,297

Expenses:
Investment Advisory Fees	62,887
Performance Fees	(50,923)
Administration Fees	22,839
Transfer Agent Fees	20,444
Fund Accounting Fees	16,537
Registration & Filing Fees	9,435
Chief Compliance Officer Fees	7,979
Audit Fee	7,979
Brokerage Fees	5,762
Legal Fees	5,392
Printing Expense	4,494
Custody Fees	3,094
Trustees' Fees	2,598
Distribution Fees - Class A	1,663
Insurance Expense	899
Miscellaneous Expenses	681
Total Expenses	121,760

Net Investment Loss	(53,463)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(88,053)
Purchased Options	(624,024)
Written Options	202,126
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,600,818
Purchased Options	(118,137)
Written Options	(165,811)
Net Realized and Unrealized Gain on Investments	806,919

Net Increase in Net Assets Resulting From Operations	$ 753,456

The accompanying notes are an integral part of these financial statements.

The Guardian Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	March 31, 2012	September 30, 2011
	(Unaudited)
Operations:
Net Investment Loss	$ (53,463)	$ (3,848)
Net Realized Gain (Loss) on Investments, Purchased Options
and Written Options	(509,951)	1,343,759
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Purchased Options and Written Options	1,316,870	(1,100,429)
Net Increase in Net Assets
Resulting From Operations	753,456	239,482

Distributions to Shareholders From:
Net Realized Capital Gains
($3.25 and $0.10 per share, respectively)	(1,402,320)	(60,559)
Total Distributions to Shareholders	(1,402,320)	(60,559)

Capital Share Transactions:
Class I Shares:
Proceeds from Shares Issued (16,075 and 116,795 shares)	270,000	2,026,488
Distributions Reinvested (76,668 and 2,563 shares, respectively)	1,051,879	43,552
Cost of Shares Redeemed (135,721 and 1,067,427 shares)	(2,106,602)	(18,827,439)
Redemption Fee Proceeds	59	79
Total Class I Shares	(784,664)	(16,757,320)

Class A Shares:
Proceeds from Shares Issued (0 and 88,484 shares)	-	1,560,256
Distributions Reinvested (9,553 and 278 shares, respectively)	130,590	4,728
Cost of Shares Redeemed (39,001 and 4,629 shares)	(610,263)	(79,900)
Redemption Fee Proceeds	15	27
Total Class A Shares	(479,658)	1,485,111

Total From Shares of Beneficial Interest Transactions	(1,264,322)	(15,272,209)

Decrease in Net Assets	(1,913,186)	(15,093,286)

Net Assets:
Beginning of Period	8,072,899	23,166,185
End of Period	$ 6,159,713	$ 8,072,899

Accumulated Net Investment Loss at End of Period	$ (53,463)	$ -

The accompanying notes are an integral part of these financial statements.

The Guardian Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

		Class I
		For the Six Months		For the Year		For the Year
		Ended		Ended		Ended
		March 31, 2012		September 30, 2011		September 30, 2010*
		(Unaudited)

Net Asset Value, Beginning of Period		$ 16.06		$ 16.95		$ 17.08
	Increase (Decrease) From Operations:
	Net investment income (loss) (a)	(0.11)		0.00	(e)	(0.20)
	Net gain (loss) from securities
	(both realized and unrealized)	1.62		(0.79)	(c)	0.07	(c)
	Total from operations	1.51		(0.79)		(0.13)

	Less Distributions:
	From net realized gains	(3.25)		(0.10)		-

	Redemption Fees (e)	0.00		0.00		0.00
Net Asset Value, End of Period		$ 14.32		$ 16.06		$ 16.95

Total Return (b)		10.29%	(g)	(4.70)%		(0.76)%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 5,191		$ 6,513		$ 22,941
	Ratio to average net assets:
	Expenses, Gross (d)	3.35%	(f)	1.93%		2.65%
	Expenses, Net of Reimbursement (d)	3.35%	(f)	1.77%		2.49%
	Net investment loss, Gross (d)	(1.43)%	(f)	(0.18)%		(1.34)%
	Net investment loss,
	Net of Reimbursement (d)	(1.43)%	(f)	(0.01)%		(1.17)%
	Portfolio turnover rate	13%	(g)	86%		208%

__________
*Class I commenced operations on October 1, 2009.
(a)	Per share amounts are calculated using the average shares method, which more appropriately
	presents the per share data for the period.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends
	and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses,
	total returns would have been lower for the years ended September 30, 2011 and September 30, 2010.
(c)	The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord
	with the amounts reported in the Statement of Operations due to the timing of purchases and
	redemptions of Fund shares during the period.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Less than $0.01 per share.
(f)	Annualized.
(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

The Guardian Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

		Class A
		For the Six Months		For the Year		For the Period
		Ended		Ended		Ended
		March 31, 2012		September 30, 2011		September 30, 2010*
		(Unaudited)

Net Asset Value, Beginning of Period		$ 16.02		$ 16.97		$ 16.09
	Increase (Decrease) From Operations:
	Net investment loss (a)	(0.14)		(0.04)		(0.13)
	Net gain (loss) from securities
	(both realized and unrealized)	1.63		(0.81)	(e)	1.01	(e)
	Total from operations	1.49		(0.85)		0.88

	Less Distributions:
	From net realized gains	(3.25)		(0.10)		-

	Redemption Fees	0.00	(g)	0.00	(g)	-
Net Asset Value, End of Period		$ 14.26		$ 16.02		$ 16.97

Total Return (b)		10.18%		(5.05)%		5.47%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 968		$ 1,560		$ 225
	Ratio to average net assets:
	Expenses, Gross (f)	3.58%	(c)	2.40%		3.23%	(c)
	Expenses, Net of Reimbursement (f)	3.58%	(c)	2.35%		2.75%	(c)
	Net investment loss, Gross (f)	(1.76)%	(c)	(0.28)%		(3.18)%	(c)
	Net investment loss,
	Net of Reimbursement (f)	(1.76)%	(c)	(0.23)%		(2.70)%	(c)
	Portfolio turnover rate	13%	(d)	86%		208%	(d)

__________
*Class A commenced operations on July 2, 2010.
(a)	Per share amounts are calculated using the average shares method, which more appropriately
	presents the per share data for the period.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends
	and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
	Had the Adviser not absorbed a portion of the expenses, total returns would have been lower for the year ended
	September 30, 2011 and September 30, 2010.
(c)	Annualized.
(d)	Not annualized.
(e)	The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord
	with the amounts reported in the Statement of Operations due to the timing of purchases and
	redemptions of Fund shares during the period.
(f)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(g)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

The Guardian Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)

1.

ORGANIZATION

The Guardian Fund (the “Fund”), formerly known as the Lacerate Guardian Fund, is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is to seek capital appreciation.

The Guardian Fund was organized originally as a limited partnership in February 2007.  Effective as of the close of business on September 30, 2009, the predecessor partnership was reorganized into a Delaware statutory trust as a registered investment company.  The Guardian Fund commenced operations on October 1, 2009 with a contribution of assets and liabilities, including securities-in-kind from the predecessor limited partnership.

The Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 4.50%.  Class I shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Class I shares commenced operations on October 1, 2009.  Class A shares commenced operations on July 2, 2010.  For the period October 1, 2009 through January 28, 2010, the Fund offered Class R shares.  On January 29, 2010, Class R shares suspended sales and the Fund exchanged 22,334 shares of Class R (valued at $16.96) for 22,317 shares of Class I (valued at $16.97), pursuant to an action approved by the Board of Trustees.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

The Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 879,588	-	-	$ 879,588
Exchange Traded Funds	5,150,352	-	-	5,150,352
Purchased Put Options	66,142	-	-	66,142
Short-Term Investments	232,133	-	-	232,133
Total	$ 6,328,215	-	-	$ 6,328,215

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 11,045	-	-	$ 11,045
Total	$ 11,045	-	-	$ 11,045

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 &

Level 2 during the period.  It is the Fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

The Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell (write) options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.  During the period ended March 31, 2012, the Fund had net realized losses of $421,898 involving option transactions subject to equity price risk.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2011) or expected to be taken in the Fund’s 2012 tax returns.  The Fund identifies its major tax jurisdictions at U.S. Federal and Nebraska State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually.  The Fund will declare and pay net realized capital gains, if any, annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Lacerte Capital Advisers, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.75% of the average daily net assets of the Fund.  For the period ended March 31, 2012, the Adviser earned advisory fees of $62,887. The Fund also pays the adviser a variable performance-based fee.  This fee is comprised of the annual base rate of 1.75% of average daily net assets (fulcrum fee), subject to a performance adjustment, in accordance with a rate schedule. The performance adjustment either increases or decreases the management fee, depending on how well the Fund has performed relative to the Standard and Poor's 500 Index ("S&P 500 Index") over a performance period.  The performance period is the most recent 12-month period (rolling 12-month period).

The management fee will be the fulcrum fee (i.e., there will be no performance adjustment) if the Fund’s performance is within positive or negative 2.00% (two percentage points) of the investment record of the S&P 500 Index over the performance period.  If the difference between the Fund’s performance and the investment record of the S&P 500 Index exceeds two percentage points, the fee will be adjusted either up or down 1.00%.  The maximum annualized performance adjustment rate is plus or minus 1.00% (which would result from a performance differential of 2 percentage points or more between the Fund’s performance and the investment record of the S&P 500 Index).  The rate calculated is applicable to the last month of the performance period and it is subject to recalculation for the following month.  The performance adjustment is calculated each day of the last month of the performance period by multiplying the applicable performance adjustment rate by the Fund’s average daily net assets over the performance period and dividing the result by the number of days in the year.  During the first full 12 calendar months immediately following the effective date of the Fund's

The Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

registration statement ("Initial Period"), the Adviser received only the fulcrum fee.  The Adviser is entitled to receive a performance adjustment only after completion of the Initial Period.  The purpose of suspending payment of the performance adjustment during the Initial Period was to establish a performance record for the Fund on which the management fee is later calculated.

For purposes of comparing the Fund’s after-expenses performance to the investment record of the S&P 500 Index, the Fund's performance already reflects (i.e., is reduced by) any positive performance fee adjustments made during the performance period.  Thus, when the Fund outperforms the S&P 500 Index, shareholders will receive a total return that represents the full amount of the outperformance.  The performance adjustment rate will be no more than 1.00%.

Prior to February 1, 2011, the Adviser contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Fund did not exceed 2.50% and 2.75% of the Fund’s average daily net assets for Class I and Class A shares, respectively.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund is permitted to pay 0.25% per year of its average daily net assets of Class A shares for such distribution and shareholder service activities.  For the period ended March 31, 2012, the Class A shares incurred distribution fees of $1,663.

The Distributor acts as the Fund’s principal underwriter in a continuous offering of the Fund’s shares.  For the period ended March 31, 2012, the Distributor did not receive any underwriting commissions for sales of the Fund’s Class A shares.

Trustees – Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit Committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

The Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended March 31, 2012 amounted to $885,767 and $3,841,589, respectively.

5.

OPTION CONTRACTS

During the period ended March 31, 2012, the Fund’s change in unrealized appreciation and realized loss on option contracts subject to equity price risk amounted to $283,948 and $421,898, respectively which serves as an indicator of the volume of derivative activity for the Fund during the period.

The number of option contracts written and the premiums received by the Fund during the period ended March 31, 2012 were as follows:

	Written Options
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	(660)	$ (204,037)
Options purchased/written	(1,261)	(159,889)
Options closed	1,210	282,368
Options expired	590	62,647
Options outstanding, end of period	(121)	$ (18,911)

6.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the period ended March 31, 2012, the Fund assessed $74 in redemption fees.

7.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2011	September 30, 2010
Long-Term Capital Gain	$ 60,559	$ -

As of September 30, 2011, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October	Appreciation/	Accumulated
Income	Capital Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 1,324,826	$ 2,330	$ -	$ -	$ (1,024,734)	$ 302,422

The difference between book basis and tax basis unrealized depreciation and undistributed ordinary income is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences primarily attributable to net operating losses and prior year adjustments for straddles, resulted in reclassification for the Fund for the period ended September 30, 2011 as follows:  a decrease in paid-in-capital of

The Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

 $66,519; a decrease in accumulated net investment loss of $3,848; and an increase in accumulated net realized gain on investments of $62,671.

8.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in SPDR S&P 500 ETF Fund (the “Portfolio”), a registered open-end fund incorporated in the United States of America. The Fund may redeem its investment from the Portfolio at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the Portfolio.  The annual report of SPDR S&P 500 ETF Fund, along with the report of the independent registered public accounting firm is included in the SPDR S&P 500 ETF Funds’ N-30D filing dated November 28, 2011, available at ‘www.sec.gov’.

As of March 31, 2012, the percentage of the Fund’s net assets invested in the Portfolio was 83.62%.

9.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

10.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

The Guardian Fund

EXPENSE EXAMPLE (Unaudited)

March 31, 2012

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Expenses Paid During the Period** (10/1/11 to 3/31/12)
Actual Class I Class A	$ 1,000.00 $ 1,000.00	$ 1,102.94 $ 1,107.25	$ 17.60 $ 18.87
Hypothetical (5% return before expenses) Class I Class A	$ 1,000.00 $ 1,000.00	$ 1,008.26 $ 1,007.09	$ 16.81 $ 17.97

**Expenses Paid During Period are equal to Fund’s annualized expense ratio of 3.35% for Class I and 3.58% for Class A, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

The Guardian Fund

Additional Information

March 31, 2012 (Unaudited)

Renewal of Advisory Agreement – The Guardian Fund formerly known as the Lacerte Guardian Fund

In connection with a regular meeting held on June 22, 2011, the Board of Trustees (the "Board") of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the renewal of an investment advisory agreement (the "Advisory Agreement") between Lacerte Capital Advisors, LLC (the "Adviser") and the Trust, on behalf of the Lacerte Guardian Fund (the "Fund").  In considering the proposed renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) the Fund's management fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the renewal of the Advisory Agreement for the Fund, the Board did not identify any single factor as controlling.  Matters considered by the Board in connection with its renewal of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed financial information provide by the Adviser regarding its revenue and assets and concluded that the Adviser is sufficiently well capitalized to meet its ongoing obligations to the Trust.  The Trustees concluded that the Adviser had provided a level of service generally consistent with the Board’s expectations.

Performance.  The Board considered the Adviser’s past performance as investment adviser to the Fund, as well as other factors relating to its track record.  The Trustees noted that during 2010 and for the year-to-date period ended June 17, 2011, Fund performance had been below that of a peer group of similarly managed long-short funds.  They also noted that the Adviser's strategy had produced above-peer-group returns during 2009.  However, the Trustees noted that the Fund is not an index fund, nor is it expected to track a peer group of funds because of the Adviser's significant strategy emphasis on a call writing strategy.  Consequently, performance should be expected to vary from any index or peer group on an ongoing basis.  Overall, the Trustees concluded that performance was acceptable, although they would continue to monitor performance with the expectation that performance versus the Fund's peer group would improve.

Fees and Expenses.  The Board noted that the Adviser charges a 1.75% annual advisory fee based on the average net assets of the Fund, subject to a performance fee.  The Trustees noted that the performance element of the Adviser's fee aligns the interests of the Adviser with those of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed long-short funds.  The Trustees concluded that the Fund’s advisory fees, while near the upper end of a range of peer group advisory fees, were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and that the level of fees paid by the Fund were within a range of reasonable fees when compared to a peer group of other similarly managed mutual funds.

Economies of Scale.  The Board considered whether there will be economies of scale with respect to the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration at this time.

The Guardian Fund

Additional Information (Continued)

March 31, 2012 (Unaudited)

Profitability.  The Trustees noted that because of the relatively small size of the Fund, past payments under an expense limitation agreement and recent negative performance-based fee adjustment, the Fund had not provided consistent profits to the Adviser.  Additionally, the Board considered the potential profits that might be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the lack of profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship to Fund would not be excessive.

Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved renewal of the Advisory Agreement and concluded that the advisory fees are reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Investment Adviser

Lacerte Capital Advisers, LLC

2811 McKinney Ave., Suite 206

Dallas, TX 75204

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH, 43215

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, Pennsylvania 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank, N.A.

350 California Street 6th Floor

San Francisco, California  94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-9888 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-738-9888.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

6/4/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

6/4/12

By (Signature and Title)

/s/Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

6/4/12